ASSETS UNDER DEVELOPMENT - Narrative (Details) liquefiedNaturalGasTon in Thousands, $ in Thousands		1 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		69 Months Ended
	Sep. 30, 2024 USD ($)	Apr. 30, 2019 USD ($)	Sep. 17, 2024 USD ($) liquefiedNaturalGasTon	Jan. 09, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Aug. 03, 2024 liquefiedNaturalGasTon	Aug. 02, 2024 liquefiedNaturalGasTon	Dec. 31, 2023 USD ($)
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Production period					20 years
Tons of liquefied natural gas, capacity | liquefiedNaturalGasTon								2,400	2,450
Lease and operate agreement, pre-commissioning contractual cash flows, noncurrent asset					$ 0	$ 0	$ 0			$ 105,400
Lease and operate agreement, pre-commissioning contractual cash flows, current liabilities										30,500
Lease and operate agreement, net pre-commissioning contractual cash flows, current liabilities					23,842	23,842	23,842			0
Lease and operate agreement, net pre-commissioning contractual cash flows, current assets					31,600	31,600	31,600
Lease and operate agreement, net pre-commissioning contractual cash flows, payments including milestones						127,700
Lease and operate agreement, net pre-commissioning contractual cash flows, payments for crew accommodation arrangements					6,000
Lease and operate agreement, net pre-commissioning contractual cash flows, payment of liquidated damages				$ 109,900
Pre-operational assets					8,782	8,782	8,782			189,023
Letter of Credit in favor of Black and Veatch (“B&V”) | Letter of Credit
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt instrument, face amount	$ 100,000
Debt instrument, upfront fee (in percentage)	1.50%
Debt instrument, margin on outstanding balance (in percentage)	1.75%
Gimi conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Conversion cost, estimated							1,700,000
Conversion cost, outstanding					147,400	147,400	147,400
Conversion cost, estimated spares and consumables receivables					39,100	$ 39,100	$ 39,100
Gimi conversion | Gimi 700 million facility
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Conversion cost, estimated		$ 700,000
Engineering, Procurement and Construction Agreement. MKII EPC
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Conversion cost, estimated					$ 2,200,000
Tons of liquefied natural gas, capacity | liquefiedNaturalGasTon			3,500
Pre-operational assets			$ 255,300
Other assets, capitalized engineering costs, noncurrent										59,400
Other assets, long lead items, noncurrent										$ 109,800
Additions to other assets, amount			$ 86,100